VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Communication Services: 5.4%
40,601		AT&T, Inc.	$ 1,228,992	0.3
117,034		Comcast Corp. – Class A	6,332,710	1.7
75,433		Fox Corp. - Class B	2,634,875	0.7
226,534		News Corp - Class A	5,760,759	1.5
16,875		Verizon Communications, Inc.	981,281	0.2
19,790	(1)	Walt Disney Co.	3,651,651	1.0
			20,590,268	5.4

		Consumer Discretionary: 4.7%
12,471		General Motors Co.	716,584	0.2
58,011		Kohl's Corp.	3,458,036	0.9
61,431		Las Vegas Sands Corp.	3,732,547	1.0
2,300		Magna International, Inc.	202,492	0.1
131,616	(1)	Mattel, Inc.	2,621,791	0.7
3,100		McDonald's Corp.	694,834	0.2
20,200		TJX Cos., Inc.	1,336,230	0.3
182,652		Volkswagen AG ADR	5,119,735	1.3
			17,882,249	4.7

		Consumer Staples: 7.0%
25,100		Altria Group, Inc.	1,284,116	0.3
13,638		Bunge Ltd.	1,081,084	0.3
38,600		Coca-Cola Co.	2,034,606	0.5
125,974		Conagra Brands, Inc.	4,736,623	1.3
29,640		Kimberly-Clark Corp.	4,121,442	1.1
2,800		Mondelez International, Inc.	163,884	0.0
59,328		Philip Morris International, Inc.	5,264,767	1.4
87,617		Tyson Foods, Inc.	6,509,943	1.7
11,411		Walmart, Inc.	1,549,956	0.4
			26,746,421	7.0

		Energy: 6.5%
10,817		Chevron Corp.	1,133,513	0.3
7,300		ConocoPhillips	386,681	0.1
19,077		Enbridge, Inc.	694,403	0.2
52,490		EOG Resources, Inc.	3,807,100	1.0
57,312		Exxon Mobil Corp.	3,199,729	0.8
94,000		Halliburton Co.	2,017,240	0.5
11,231		Hess Corp.	794,706	0.2
23,586		Occidental Petroleum Corp.	627,859	0.2
49,018		Targa Resources Corp.	1,556,322	0.4
63,444		TC Energy Corp.	2,902,563	0.8
160,991		Total SE ADR	7,492,521	2.0
			24,612,637	6.5

		Financials: 22.1%
171,908		American International Group, Inc.	7,943,869	2.1
37,618		Bank of America Corp.	1,455,440	0.4
40,000		Bank of New York Mellon Corp.	1,891,600	0.5
27,400		Charles Schwab Corp.	1,785,932	0.5
47,100		Chubb Ltd.	7,440,387	2.0
27,500		Citizens Financial Group, Inc.	1,214,125	0.3
103,570		Equitable Holdings, Inc.	3,378,453	0.9
165,360		Fifth Third Bancorp	6,192,732	1.6
34,860		Franklin Resources, Inc.	1,031,856	0.3
8,600		Goldman Sachs Group, Inc.	2,812,200	0.7
5,700		Hartford Financial Services Group, Inc.	380,703	0.1
25,676		JPMorgan Chase & Co.	3,908,657	1.0
109,889		Loews Corp.	5,635,108	1.5
7,487		Marsh & McLennan Cos., Inc.	911,917	0.2
138,045		Metlife, Inc.	8,391,756	2.2
80,719		Morgan Stanley	6,268,638	1.6
24,228		PNC Financial Services Group, Inc.	4,249,833	1.1
20,460		Raymond James Financial, Inc.	2,507,578	0.7
38,885		State Street Corp.	3,266,729	0.9
324,688		Wells Fargo & Co.	12,685,560	3.3
3,291		Willis Towers Watson PLC	753,244	0.2
			84,106,317	22.1

		Health Care: 11.9%
55,509		AbbVie, Inc.	6,007,184	1.6
19,040		Anthem, Inc.	6,834,408	1.8
14,100	(2)	AstraZeneca PLC ADR	701,052	0.2
21,015		Becton Dickinson & Co.	5,109,797	1.3
3,500	(1)	Biogen, Inc.	979,125	0.3
54,251		CVS Health Corp.	4,081,303	1.1
21,382		Gilead Sciences, Inc.	1,381,919	0.4
43,199		GlaxoSmithKline PLC	764,748	0.2
10,208	(2)	GlaxoSmithKline PLC ADR	364,323	0.1
29,074		Johnson & Johnson	4,778,312	1.2
47,361		Medtronic PLC	5,594,755	1.5
16,600		Merck & Co., Inc.	1,279,694	0.3
86,955		Pfizer, Inc.	3,150,380	0.8
54,549		Sanofi ADR	2,697,993	0.7
10,338		Zimmer Biomet Holdings, Inc.	1,654,907	0.4
			45,379,900	11.9

		Industrials: 12.3%
2,100		3M Co.	404,628	0.1
12,324		Alaska Air Group, Inc.	852,944	0.2
18,740		Boeing Co.	4,773,453	1.3
11,300		Caterpillar, Inc.	2,620,131	0.7
1,600		Cummins, Inc.	414,576	0.1
12,550		Emerson Electric Co.	1,132,261	0.3
8,347		Flowserve Corp.	323,947	0.1
842,522		General Electric Co.	11,062,314	2.9
18,052		Johnson Controls International plc	1,077,163	0.3
27,431		L3Harris Technologies, Inc.	5,559,715	1.5
116,267		Nielsen Holdings PLC	2,924,115	0.8
15,260		Paccar, Inc.	1,417,959	0.4
11,981		Snap-On, Inc.	2,764,496	0.7
11,500		Southwest Airlines Co.	702,190	0.2
36,847	(1)	Stericycle, Inc.	2,487,541	0.6
47,669		United Parcel Service, Inc. - Class B	8,103,253	2.1
			46,620,686	12.3

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)
Shares	Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 9.3%
45,716		Applied Materials, Inc.	$ 6,107,658	1.6
120,814		Cisco Systems, Inc.	6,247,292	1.7
14,600		Citrix Systems, Inc.	2,049,256	0.5
20,862		Microsoft Corp.	4,918,634	1.3
8,045		NXP Semiconductor NV - NXPI - US	1,619,780	0.4
68,037		Qualcomm, Inc.	9,021,026	2.4
8,200		TE Connectivity Ltd.	1,058,702	0.3
22,261		Texas Instruments, Inc.	4,207,106	1.1
			35,229,454	9.3

		Materials: 6.0%
10,409		Akzo Nobel NV	1,162,126	0.3
138,543		CF Industries Holdings, Inc.	6,287,081	1.6
58,867		DowDuPont, Inc.	4,549,242	1.2
27,756		International Flavors & Fragrances, Inc.	3,875,015	1.0
119,222		International Paper Co.	6,446,334	1.7
4,291		PPG Industries, Inc.	644,766	0.2
			22,964,564	6.0

		Real Estate: 4.6%
73,716		Equity Residential	5,280,277	1.4
90,160		Rayonier, Inc.	2,907,660	0.8
17,411	(2)	SL Green Realty Corp.	1,218,596	0.3
14,300		Welltower, Inc.	1,024,309	0.3
192,164		Weyerhaeuser Co.	6,841,038	1.8
			17,271,880	4.6

		Utilities: 7.6%
31,660		Ameren Corp.	2,575,857	0.7
36,750		Edison International	2,153,550	0.6
10,800		Entergy Corp.	1,074,276	0.3
29,180		NextEra Energy, Inc.	2,206,300	0.6
245,673		NiSource, Inc.	5,923,176	1.5
41,626	(2)	Sempra Energy	5,518,775	1.4
152,249		Southern Co.	9,463,798	2.5
			28,915,732	7.6

	Total Common Stock
	(Cost $268,871,613)		370,320,108	97.4

PREFERRED STOCK: 1.2%
		Health Care: 0.4%
26,624	(1),(2)	Becton Dickinson and Co.	1,430,241	0.4

		Utilities: 0.8%
23,003	(1)	NextEra Energy, Inc.	1,139,339	0.3
5,385	(1),(2)	Sempra Energy SRE B	563,594	0.1
30,331	(1)	Southern Co/The	1,544,758	0.4
			3,247,691	0.8

	Total Preferred Stock
	(Cost $4,519,560)		4,677,932	1.2

CONVERTIBLE BONDS/NOTES: 0.3%
		Financial: 0.3%
772,000	(3)	AXA SA, 7.250%, 05/15/2021	1,087,073	0.3

	Total Convertible Bonds/Notes
	(Cost $772,000)		1,087,073	0.3

	Total Long-Term Investments
	(Cost $274,163,173)		376,085,113	98.9

SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 1.2%
1,033,005	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,033,005, collateralized by various U.S. Government Agency Obligations, 1.000%-5.500%, Market Value plus accrued interest $1,053,665, due 06/01/24-01/01/59)	1,033,005	0.3

1,033,000	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,033,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,053,660, due 04/15/21-02/20/71)	1,033,000	0.2
1,033,005	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,033,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,053,665, due 05/15/23-09/15/57)	1,033,005	0.3

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,033,005	(4) Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,033,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,053,665, due 05/04/21-04/01/51)	$ 1,033,005	0.3
306,234	(4) Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/21, 0.00%, due 04/01/21 (Repurchase Amount $306,234, collateralized by various U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $312,359, due 09/01/21-04/01/51)	306,234	0.1

	Total Repurchase Agreements
	(Cost $4,438,249)	4,438,249	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,463,032	(5) T. Rowe Price Government Reserve Fund, 0.040%
	(Cost $2,463,032)	2,463,032	0.6

	Total Short-Term Investments
	(Cost $6,901,281)	6,901,281	1.8

	Total Investments in Securities (Cost $281,064,454)	$ 382,986,394	100.7
	Liabilities in Excess of Other Assets	(2,688,222)	(0.7)
	Net Assets	$ 380,298,172	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2021.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$20,590,268	$–	$–	$20,590,268
Consumer Discretionary	17,882,249	–	–	17,882,249
Consumer Staples	26,746,421	–	–	26,746,421
Energy	24,612,637	–	–	24,612,637
Financials	84,106,317	–	–	84,106,317
Health Care	44,615,152	764,748	–	45,379,900
Industrials	46,620,686	–	–	46,620,686
Information Technology	35,229,454	–	–	35,229,454
Materials	21,802,438	1,162,126	–	22,964,564
Real Estate	17,271,880	–	–	17,271,880
Utilities	28,915,732	–	–	28,915,732
Total Common Stock	368,393,234	1,926,874	–	370,320,108
Preferred Stock	3,247,691	1,430,241	–	4,677,932
Convertible Bonds/Notes	–	1,087,073	–	1,087,073
Short-Term Investments	2,463,032	4,438,249	–	6,901,281
Total Investments, at fair value	$374,103,957	$8,882,437	$–	$382,986,394

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $282,143,636.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$108,411,758
Gross Unrealized Depreciation	(7,568,980)

Net Unrealized Appreciation	$100,842,778